Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ 278,798	$ 175,237	$ (139,039)
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments (note 18(c))	1,117	2,859	4,373
Comprehensive income (loss)	$ 279,915	$ 178,096	$ (134,666)